Goodwill and Other Intangible Assets - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	$ 1,381,349	$ 1,320,987
Intangible assets, Accumulated Amortization	519,256	446,833
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	1,199,942	1,147,786
Intangible assets, Accumulated Amortization	454,353	391,254
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	158,584	151,332
Intangible assets, Accumulated Amortization	48,356	40,397
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	22,823	21,869
Intangible assets, Accumulated Amortization	$ 16,547	$ 15,182